Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at December 31, 2022 and December 31, 2021 are as follows:

	Successor		Predecessor
	December 31, 2022		December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
			(As adjusted)
Assets
Related party loans receivable (Level 2)	—	—	9	9

Liabilities
Liability subject to compromise- Secured credit facilities (Level 3)	—	—	1,966	5,544
Liability subject to compromise- Related Party Loan Payable (Level 3)	—	—	176	503
First Lien Senior Secured (Level 3)	195	184	—	—
Second Lien Senior Secured (Level 3)	284	284	—	—
Unsecured Convertible Bond - debt component (Level 3)	46	50	—	—
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at December 31, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	480	480	293	293
Restricted cash (Level 1)	118	118	223	223
Interest rate cap (Level 2)	5	5	—	—